Note 16 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
(Dollar amounts in thousands)	Middlefield Banc Corp. December 31, 2012		The Middlefield Banking Co. December 31, 2012		Emerald Bank December 31, 2012
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$57,784	13.86%	$47,887	13.29%	$8,440	15.45%
For Capital Adequacy Purposes	33,344	8.00	28,822	8.00	4,370	8.00
To Be Well Capitalized	41,680	10.00	36,027	10.00	5,463	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$52,543	12.61%	$43,371	12.04%	$7,737	14.16%
For Capital Adequacy Purposes	16,672	4.00	14,411	4.00	2,185	4.00
To Be Well Capitalized	25,008	6.00	21,616	6.00	3,278	6.00

Tier I Capital
(to Average Assets)

Actual	$52,543	7.88%	$43,371	7.32%	$7,737	10.61%
For Capital Adequacy Purposes	26,675	4.00	23,684	4.00	2,916	4.00
To Be Well Capitalized	33,344	5.00	29,605	5.00	3,646	5.00
	Middlefield Banc Corp. December 31, 2011		The Middlefield Banking Co. December 31, 2011		Emerald Bank December 31, 2011
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$49,915	12.06%	$42,185	11.75%	$7,456	13.82%
For Capital Adequacy Purposes	33,101	8.00	28,722	8.00	4,317	8.00
To Be Well Capitalized	41,376	10.00	35,903	10.00	5,396	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$44,723	10.81%	$37,697	10.50%	$6,782	12.57%
For Capital Adequacy Purposes	16,551	4.00	14,361	4.00	2,158	4.00
To Be Well Capitalized	24,826	6.00	21,542	6.00	3,237	6.00

Tier I Capital
(to Average Assets)

Actual	$44,723	7.13%	$37,697	6.75%	$6,782	9.92%
For Capital Adequacy Purposes	25,079	4.00	22,325	4.00	2,734	4.00
To Be Well Capitalized	31,349	5.00	27,906	5.00	3,417	5.00